CONTINGENT FORWARD CONTRACTS - Series E convertible preferred shares (Details) - Series E convertible preferred shares	Dec. 31, 2020 Y	Sep. 22, 2020
Expected term
Derivative [Line Items]
Measurement input	0.25
Current price/ Price per share
Derivative [Line Items]
Measurement input	3.82	2.99
Present value factor
Derivative [Line Items]
Measurement input	1.0000	0.9999
Estimated probability of satisfying milestones
Derivative [Line Items]
Measurement input	100	95